MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value of right-of-use assets	$ 75.9	$ 66.3
Depletion and depreciation, right-of-use	15.4	11.3
Non Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets	111.9	97.8
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depletion and depreciation, right-of-use	$ 18.3	$ 15.5